Income Taxes - Significant components of the deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
R&D expenses	$ 3,380,350	$ 3,667,914
Net operating loss carryforwards	13,401,755	12,612,523
Tax credit carryforwards	3,133,678	3,433,474
Operating lease liabilities	239,253	267,851
Other	73,668	61,016
Total gross deferred tax assets	20,228,704	20,042,778
Valuation allowance	(19,821,008)	(19,519,942)
Total deferred tax assets, net of valuation allowance	407,696	522,836
Deferred tax liabilities
Property and equipment	(60,460)	(151,498)
Intangible assets	(96,660)	(103,239)
Right of use assets	(176,333)	(197,645)
Convertible debt	(740,196)	(51,531)
Other		(18,923)
Total gross deferred tax liabilities	(1,073,649)	$ (522,836)
Net deferred tax liabilities	$ (665,953)